FINANCIAL INSTRUMENTS (Carrying amounts and fair values) (Details) $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 29, 2024 USD ($)	Dec. 29, 2024 CAD ($)	Dec. 29, 2024 GBP (£)	Dec. 29, 2024 EUR (€)	Dec. 29, 2024 AUD ($)	Dec. 29, 2024 MXN ($)	Dec. 29, 2024 CNY (¥)	Dec. 29, 2024 BDT (৳)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents (note 5)	$ 98,799	$ 2.7	£ 0.0	€ 6.2	$ 1.2	$ 3.9	¥ 2.5	৳ 8.5	$ 89,642	$ 150,417
Trade accounts receivable (note 6)	542,359	$ 27.7	£ 0.0	€ 24.6	$ 3.5	$ 5.6	¥ 0.4	৳ 0.0	412,498
Financial liabilities, carrying value	2,143,400
Financing arrangements	11,600								12,500
Financial liabilities, fair value	627,300								98,600
Financial liabilities, timing differences	37,800								49,000
Financial liabilities at amortised cost | Accounts payable and accrued liabilities(1)
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	478,317								403,534
Financial liabilities, fair value	478,317								403,534
Financial liabilities at amortised cost | Long term borrowings with variable rates
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	950,000								885,000
Financial liabilities, fair value	950,000								885,000
Financial liabilities at amortised cost | Long term borrowings with fixed rates
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	585,870								100,000
Financial liabilities, fair value	585,870								100,000
Derivative financial liabilities included in accounts payable and accrued liabilities | Derivative financial liabilities included in accounts payable and accrued liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	11,756								4,760
Financial liabilities, fair value	11,756								4,760
Derivative financial liabilities included in accounts payable and accrued liabilities | Derivative financial liabilities included in other non-current liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	8,602								0
Financial liabilities, fair value	8,602								0
Financial assets at amortised cost | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents (note 5)	98,799								89,642
Financial assets, fair value	98,799								89,642
Financial assets at amortised cost | Trade accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade accounts receivable (note 6)	542,359								412,498
Financial assets, fair value	542,359								412,498
Financial assets at amortised cost | Financial assets included in prepaid expenses, deposits and other current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	56,785								45,136
Financial assets, fair value	56,785								45,136
Financial assets at amortised cost | Long-term non-trade receivables included in other non-current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	22,321								12,863
Financial assets, fair value	22,321								12,863
Derivative financial assets included in prepaid expenses, deposits and other current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	12,108								15,797
Financial assets, fair value	$ 12,108								$ 15,797